SHARE-BASED PAYMENT - Share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REORGANIZATION
Share-based compensation expense	$ 1,733	$ 1,508
Cost of revenue
REORGANIZATION
Share-based compensation expense	221	180
Research and development
REORGANIZATION
Share-based compensation expense	404	411
Selling and marketing
REORGANIZATION
Share-based compensation expense	298	461
General and administrative
REORGANIZATION
Share-based compensation expense	$ 810	$ 456